CONVERTIBLE PROMISSORY NOTES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
CONVERTIBLE PROMISSORY NOTES

NOTE 8 – CONVERTIBLE PROMISSORY NOTES

At June 30, 2012 and December 31, 2011, convertible promissory notes consisted of the following:

	June 30, 2012	December 31, 2011
Convertible promissory notes	$-	$1,015,604
Less: debt discount	-	(897,117)

Convertible promissory notes, net	$-	$118,487

On September 14, 2011, the Company sold $1,715,604 of its 9% secured promissory note. The note was acquired by FGIT. The proceeds of the note were used to post additional bonds with the BLM (the “Additional Bond”) in order to advance certain exploration and Phase One drilling activities at the Company’s Relief Canyon Mining property. The note was a joint and several obligation of the Company and its wholly-owned subsidiary, Gold Acquisition. Principal and interest under the note was payable on the first business day of each month commencing on the later of (i) thirty (30) months from the original date of issuance and (ii) ten (10) days following the payment and/or conversion in full of the senior secured promissory notes dated as of August 30, 2011, issued to Platinum and Lakewood. The note may be pre-paid, in full or in part at a price equal to 105% of the aggregate principal amount of the note plus all accrued and unpaid interest thereon at the election of the Company. The note was convertible into shares of the Company’s common stock at a price equal to $0.50 per share, subject to adjustment in the event of mergers, recapitalizations, dividends and distributions applicable to shareholders generally. The note was subordinated to the payment in full and satisfaction of all obligations owed to Platinum and Lakewood other than the Additional Bond and proceeds of the Additional Bond, in which FGIT  has a first priority senior security interest. The note was also secured by a pledge of 100% of the stock of Gold Acquisition held by the Company. The note may be prepaid upon the occurrence of a Qualified Financing, as defined in the note, of at least $1,715,604. Certain holders of senior secured indebtedness of the Company (including Barry Honig, a Member of the Company’s Board of Directors) agreed to subordinate certain senior obligations of the Company to the prior payment of all obligations under the note. The Company concluded that since this convertible promissory note does not include a down-round provision under which the conversion price could be affected by future equity offerings, this convertible promissory note was not considered a derivative.

Pursuant to the terms of the note, the Company was required to prepay the principal amount of the note in full upon the occurrence of a Qualified Financing in which the Company receives from one or more investors, net proceeds of at least $1,715,604 (not including any outstanding debt conversion or investments made by the note holder).  The Company has determined that the sale of its securities which occurred between September 2011 and October 2011, in the aggregate, constituted a “Qualified Financing” under the terms of the note and accordingly, the Company was required to prepay the outstanding principal value of the note.  On October 31, 2011, the Company and note holder entered into a Waiver Agreement pursuant to which the Company and the FGIT agreed that the Company would prepay $700,000 principal of the note and would waive (i) prepayment of the balance of the principal of the note and (ii) any default under the note arising solely from the Company’s partial prepayment of the note upon the occurrence of the Qualified Financing.

NOTE 8 – CONVERTIBLE PROMISSORY NOTES (continued)

On March 30, 2012, the Company amended this note to allow for the conversion of such note into the Company’s Series D Cumulative Convertible Preferred Stock at $1.00 per share. The holder of this note agreed to fully convert the remaining note of $1,015,604 (together with accrued and unpaid interest $9,140) into 1,024,744 shares of Series D Preferred Stock and an additional 212,017 shares of Series D Preferred Stock in consideration for the conversion of this note into shares of Series D Preferred Stock. The Company accounted the reduction of the conversion price from $0.40 to $0.35 per share and such conversion under ASC 470-20-40 “Debt with Conversion and Other Options” and accordingly recorded loss from extinguishment of debts of $483,094 which was equal to the fair value of shares issued in excess of the fair value issuable pursuant to the original conversion terms. The Company recorded a loss from extinguishment of debts of $333,168 and preferred deemed dividend of $121,152 in connection with the issuance of the additional 212,017 shares of Series D Preferred Stock. Such shares of Series D Preferred Stock was converted into the Company’s common stock in June 2012 (see Note 12).

As a result of the conversion of this note, the Company fully amortized the remaining unamortized debt discount of $897,117 for the six months ended June 30, 2012 and was included in interest expense. Accrued interest as of June 30, 2012 and December 31, 2011, amounted to $0 and $7,882, respectively and was included in accounts payable and accrued expenses.

NOTE 8 – CONVERTIBLE PROMISSORY NOTES

On February 1, 2011, the Company raised $750,000 in consideration for the issuance of convertible promissory notes from various investors, including $100,000 from the Company's member of the Board of Directors. The convertible promissory notes bore interest at 5% per annum and were convertible into shares of the Company's common stock at a fixed rate of $1.00 per share. The convertible promissory notes were due on February 1, 2012. In connection with these convertible promissory notes, the Company issued 750,000 shares of the Company's common stock. The Company valued these common shares at the fair market value on the date of grant. The funds were held in escrow and were released only in order to assist the Company in paying third party expenses, which may include activities related to broadening the Company's shareholder base through shareholder awareness campaigns and other activities.

In accordance with ASC 470-20-25, these convertible promissory notes were considered to have an embedded beneficial conversion feature because the effective conversion price was less than the fair value of the Company's common stock. In addition the Company allocated the proceeds received from such financing transaction to the convertible promissory note and the detached 750,000 shares of the Company's common stock on a relative fair value basis in accordance with ASC 470 -20 “Debt with Conversion and Other Options”. Therefore the portion of proceeds allocated to the convertible debentures and the detached common stock amounted to $750,000 and was determined based on the relative fair values of each instruments at the time of issuance.  Consequently the Company recorded a debt discount of $750,000 which is limited to the amount of proceeds and is being amortized over the term of the convertible promissory notes. The Company evaluated whether or not the convertible promissory notes contain embedded conversion features, which meet the definition of derivatives under ASC 815-15 “Accounting for Derivative Instruments and Hedging Activities” and related interpretations.

The Company concluded that since the convertible promissory notes had a fixed conversion price of $1.00, the convertible promissory notes were not considered derivatives. On October 31, 2011, the Company entered into amendment agreements (the “Amendments”) with holders of the Company's outstanding 5% convertible promissory notes dated as of February 1, 2011 in the aggregate principal amount of $750,000 (the “Convertible Notes”). Pursuant to the Amendments, the Fixed Conversion Price (as defined in the Convertible Notes) was adjusted from $1.00 to $0.65. The note holders, including Company Board Member Barry Honig, converted their outstanding notes to the Company's common stock at a conversion price of $0.65 per share. In total, $750,000 of notes was converted, plus accrued interest of $27,555, with the Company issuing 1,196,238 shares in exchange. The Company accounted the reduction of the original conversion price from $1.00 to $0.65 per share and such conversion under ASC 470-20-40 “Debt with Conversion and Other Options” and accordingly recorded interest expense of $230,192 which is equal to the fair value of shares issued in excess of the fair value issuable pursuant to the original conversion terms. As of December 31, 2011, principal and accrued interest on these convertible promissory notes amounted to $0.

On September 14, 2011, the Company sold $1,715,604 of its 9% secured promissory note (the “Note”). The Note was acquired by Frost Gamma Investments Trust (“Frost Gamma”). The proceeds of the Note have been used to post additional bonds with the BLM (the “Additional Bond”) in order to advance certain exploration and Phase One drilling activities at the Company's Relief Canyon Mining property. The Note is the joint and several obligation of the Company and its wholly-owned subsidiary, Gold Acquisition Corp. Principal and interest under the Note is payable on the first business day of each month commencing on the later of (i) thirty (30) months from the original date of issuance and (ii) ten (10) days following the payment and/or conversion in full of the senior secured promissory notes dated as of August 30, 2011, issued to Platinum and Lakewood. The Note may be pre-paid, in full or in part at a price equal to 105% of the aggregate principal amount of the Note plus all accrued and unpaid interest thereon at the election of the Company. The Note is convertible into shares of the Company's common stock at a price equal to $0.50 per share, subject to adjustment in the event of mergers, recapitalizations, dividends and distributions applicable to shareholders generally. On and after an Event of Default, as defined in the Note, the Note may be declared by the holder to be due and payable and the full amount thereof accelerated. In such event: (i) the entire unpaid principal balance of the Note multiplied by two (2) and (ii) all interest accrued thereon, shall become immediately due and payable as the non-exclusive remedy of the Note holder. Following a default, interest on the Note will accrue at a rate of 18% per annum. The Note is subordinated to the payment in full and satisfaction of all obligations owed to Platinum and Lakewood other than the Additional Bond and proceeds of the Additional Bond, in which Frost Gamma is intended to have a first priority senior security interest. The Note is also secured by a pledge of 100% of the stock of Gold Acquisition Corp. held by the Company. The Note may be prepaid upon the occurrence of a Qualified Financing, as defined in the Note, of at least $1,715,604. Certain holders of senior secured indebtedness of the Company (including the Company's Member of the Board, Barry Honig) agreed to subordinate certain senior obligations of the Company to the prior payment of all obligations under the Note. The Company concluded that since this convertible promissory note do not include a down-round provision under which the conversion price could be affected by future equity offerings, this convertible promissory note is not considered a derivative.

Pursuant to the terms of the Note, the Company is required to prepay the principal amount of the Note in full upon the occurrence of a Qualified Financing, which is defined in the Note as the closing of an equity investment in the Company's capital stock (or any equity-linked financing) in which the Company receives from one or more investors, net proceeds of at least $1,715,604 (not including any outstanding debt conversion or investments made by the note holder).  The Company has determined that the sale of the Units that occurred between September 2011 and October 2011, in the aggregate, constitutes a “Qualified Financing” under the terms of the Note and accordingly, the Company is required to prepay the outstanding principal value of the Note.  On October 31, 2011, the Company and Note holder entered into a Waiver Agreement pursuant to which the Company and the Note holder agreed that the Company would prepay $700,000 principal of the Note and would waive (i) prepayment of the balance of the principal of the Note and (ii) any default under the Note arising solely from the Company's partial prepayment of the Note upon the occurrence of the Qualified Financing.

At December 31, 2011, convertible promissory notes consisted of the following:

Convertible promissory notes	$ 1,015,604
Less: debt discount	(897,117)
--------------------------
Convertible promissory notes, net	$ 118,487
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For the year ended December 31, 2011, amortization of debt discount amounted to $818,487 and is included in interest expense. As of December 31, 2011, accrued interest on these convertible promissory notes amounted to $7,882.